Note 3 - Investment Securities Available for Sale	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
3.	INVESTMENT SECURITIES AVAILABLE FOR SALE

The amortized cost, gross gains and losses and fair values of securities available for sale are as follows:

	December 31, 2016
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

U.S. government agency securities	$10,158	$174	$(96)	$10,236
Obligations of states and political subdivisions:
Taxable	1,615	129	(4)	1,740
Tax-exempt	78,327	1,678	(522)	79,483
Mortgage-backed securities in government-sponsored entities	20,128	202	(261)	20,069
Private-label mortgage-backed securities	1,579	130	-	1,709
Total debt securities	111,807	2,313	(883)	113,237
Equity securities in financial institutions	750	389	-	1,139
Total	$112,557	$2,702	$(883)	$114,376

	December 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

U.S. government agency securities	$21,655	$245	$(271)	$21,629
Obligations of states and political subdivisions:
Taxable	1,989	134	-	2,123
Tax-exempt	91,940	3,402	(175)	95,167
Mortgage-backed securities in government-sponsored entities	24,480	316	(272)	24,524
Private-label mortgage-backed securities	2,079	184	-	2,263
Total debt securities	142,143	4,281	(718)	145,706
Equity securities in financial institutions	750	64	-	814
Total	$142,893	$4,345	$(718)	$146,520

The amortized cost and fair value of debt securities at
December
31,
2016,
by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may
have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
(Dollar amounts in thousands)	Cost	Value

Due in one year or less	$3,693	$3,759
Due after one year through five years	9,487	9,796
Due after five years through ten years	11,870	12,248
Due after ten years	86,757	87,434

Total	$111,807	$113,237

Investment securities with an approximate carrying value of
$60.3
million and
$68.8
million at
December
31,
2016
and
2015,
respectively, were pledged to secure deposits and other purposes as required by law.

Proceeds from the sales of securities available for sale and the gross realized gains and losses for the years ended
December
31,
2016
through
2014,
are as follows (in thousands):

	2016	2015	2014
Proceeds from sales	$9,063	$15,686	$8,383
Gross realized gains	309	440	306
Gross realized losses	(6)	(117)	(58)

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position.

	December 31, 2016
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$3,803	$(47)	$1,316	$(49)	$5,119	$(96)
Obligations of states and political subdivisions
Tax-exempt	23,554	(522)	-	-	23,554	(522)
Taxable	502	(4)	-	-	502	(4)
Mortgage-backed securities in government-sponsored entities	9,066	(126)	4,438	(135)	13,504	(261)
Total	$36,925	$(699)	$5,754	$(184)	$42,679	$(883)

	December 31, 2015
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$3,818	$(57)	$10,872	$(214)	$14,690	$(271)
Obligations of states and political subdivisions
Tax-exempt	1,268	(9)	9,394	(166)	10,662	(175)
Mortgage-backed securities in government-sponsored entities	8,725	(86)	6,685	(186)	15,410	(272)
Total	$13,811	$(152)	$26,951	$(566)	$40,762	$(718)

There were
67
securities that were considered temporarily impaired at
December
31,
2016.

On a quarterly basis, the Company performs an assessment to determine whether there have been any events or economic circumstances indicating that a security with an unrealized loss has suffered other-than-temporary impairment (“OTTI”). A debt security is considered impaired if the fair value is less than its amortized cost basis at the reporting date. The accounting literature requires the Company to assess whether the unrealized loss is other than temporary. For equity securities where the fair value has been significantly below cost for one
year, the Company’s policy is to recognize an impairment loss unless sufficient evidence is available that the decline is not other than temporary and a recovery period can be predicted.

The Company has asserted that at
December
31,
2016
and
2015,
the declines outlined in the above table represent temporary declines and the Company does not intend to sell and does not believe it will be required to sell these securities before recovery of their cost basis, which may
be at maturity. The Company has concluded that any impairment of its investment securities portfolio outlined in the above table is not other than temporary and is the result of interest rate changes, sector credit rating changes, or company-specific rating changes that are not expected to result in the non-collection of principal and interest during the period.

Debt securities issued by U.S. government agencies, U.S. government-sponsored enterprises, and state and political subdivisions accounted for more than
97.5%
of the total available-for-sale portfolio as of
December

31,
2016,
and
no
credit losses are expected, given the explicit and implicit guarantees provided by the U.S. federal government and the lack of significant unrealized loss positions within the obligations of state and political subdivisions security portfolio. The Company evaluates credit losses on a quarterly basis. The Company considered the following factors in determining whether a credit loss exists and the period over which the debt security is expected to recover:

●	The length of time and the extent to which the fair value has been less than the amortized cost basis.

●	Changes in the near term prospects of the underlying collateral of a security such as changes in default rates, loss severity given default and significant changes in prepayment assumptions.

●	The level of cash flows generated from the underlying collateral supporting the principal and interest payments of the debt securities.

●
Any adverse change to the credit conditions and liquidity of the issuer, taking into consideration the latest information available about the overall financial condition of the issuer, credit ratings, recent legislation, and government actions affecting the issuer’s industry and actions taken by the issuer to deal with the present economic climate.